RELATED PARTY TRANSACTIONS (Details Narrative)				6 Months Ended
	Mar. 25, 2024 USD ($)	Aug. 01, 2020 USD ($) ft²	Jan. 02, 2020 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Cost of revenue to related parties				$ 82,835	$ 671,876
Accounts receivable related parties				3,219,947		$ 2,765,146
Proceeds from receivables from related parties				6,498	585,157
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties				1,118,431		1,272,384
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties	$ 14,823
Proceeds from receivables from related parties	$ 14,823
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Related party debt				224,001	366,660
Linsun Smart Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²			8,460
Lease term			10 years
Annual lease receivable			$ 220,000
Operating leases percentage			15.00%
Rental income				225,192	226,494
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties				976,837		1,133,092
Dogness Network Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²		580
Annual lease receivable		$ 33,000
Operating leases percentage		15.00%
Rental income					27,025
Lease description		Annual lease payment from Dogness Network amounted to approximately $33000 and is subject to 15% increase every three years.
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties				141,594		$ 139,292
Dogness Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²		50
Annual lease receivable		$ 1,700
Rental income				$ 762	$ 790